Other Current Liabilities (Details) - Schedule of Other Current Liabilities - USD ($)	Sep. 30, 2023	Mar. 31, 2023	Mar. 31, 2022
Schedule of Other Current Liabilities [Abstract]
GST and other tax liabilities		$ 73,248	$ 7,790,790
CSR expenses liabilities			206,619
Cheques receivables/payables (net)	$ 2,031,576	1,437,245
Capital creditors	713,240	799,501	896
Advances from customers		142,196
Other current liabilities	$ 3,190,041	$ 2,452,190	$ 7,998,305